Nonconsolidated Partially-Owned Affiliates (Tables)	12 Months Ended
Sep. 30, 2016
Equity Method Investments and Joint Ventures [Abstract]
Summarized Balance Sheet Data of Company's Nonconsolidated Partially-Owned Affiliates
Summarized balance sheet data as of September 30 is as follows (in millions):

	2016	2015
Current assets	$9,117	$7,083
Noncurrent assets	4,164	3,294
Total assets	$13,281	$10,377

Current liabilities	$7,689	$6,268
Noncurrent liabilities	754	604
Noncontrolling interests	78	20
Shareholders’ equity	4,760	3,485
Total liabilities and shareholders’ equity	$13,281	$10,377

Summarized Income Statement Data of Company's Nonconsolidated Partially-Owned Affiliates
Summarized income statement data for the years ended September 30 is as follows (in millions):

	2016	2015	2014
Net sales	$21,456	$12,922	$10,820
Gross profit	3,119	1,911	1,638
Net income	1,569	890	790
Income attributable to noncontrolling interests	26	10	3
Net income attributable to the entity	1,543	880	787